Investments	12 Months Ended
Dec. 31, 2013
Investments
INVESTMENTS
The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2013
Fixed maturities:
U.S. government obligations	$3,630.4	$48.4	$(16.6)	$0	$3,662.2	20.3%
State and local government obligations	2,247.3	27.1	(18.4)	0	2,256.0	12.5
Foreign government obligations	15.6	0	0	0	15.6	.1
Corporate debt securities	2,885.0	60.4	(20.4)	1.6	2,926.6	16.2
Residential mortgage-backed securities	1,110.1	31.9	(14.1)	0	1,127.9	6.2
Commercial mortgage-backed securities	2,154.4	43.9	(37.8)	0	2,160.5	12.0
Other asset-backed securities	1,073.0	6.6	(2.1)	.2	1,077.7	6.0
Redeemable preferred stocks	299.5	24.1	(9.7)	0	313.9	1.7
Total fixed maturities	13,415.3	242.4	(119.1)	1.8	13,540.4	75.0
Equity securities:
Nonredeemable preferred stocks	445.7	258.7	(4.5)	11.3	711.2	3.9
Common equities	1,451.1	1,081.8	(2.4)	0	2,530.5	14.0
Short-term investments:
Other short-term investments	1,272.6	0	0	0	1,272.6	7.1
Total portfolio[2,3]	$16,584.7	$1,582.9	$(126.0)	$13.1	$18,054.7	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2012
Fixed maturities:
U.S. government obligations	$2,806.4	$90.1	$0	$0	$2,896.5	17.6%
State and local government obligations	1,914.4	50.6	(.6)	0	1,964.4	11.9
Foreign government obligations	0	0	0	0	0	0
Corporate debt securities	2,982.9	124.7	(1.0)	6.4	3,113.0	18.9
Residential mortgage-backed securities	413.4	24.0	(9.2)	0	428.2	2.6
Commercial mortgage-backed securities	1,963.9	84.9	(.1)	0	2,048.7	12.4
Other asset-backed securities	936.0	12.9	(.1)	(.2)	948.6	5.8
Redeemable preferred stocks	356.9	30.5	(12.7)	0	374.7	2.3
Total fixed maturities	11,373.9	417.7	(23.7)	6.2	11,774.1	71.5
Equity securities:
Nonredeemable preferred stocks	404.0	404.6	0	3.8	812.4	4.9
Common equities	1,370.3	539.0	(10.3)	0	1,899.0	11.5
Short-term investments:
Other short-term investments	1,990.0	0	0	0	1,990.0	12.1
Total portfolio[2,3]	$15,138.2	$1,361.3	$(34.0)	$10.0	$16,475.5	100.0%

[1] Represents net holding period gains (losses) on certain hybrid securities (discussed below).
[2] Reflected in our total portfolio are unsettled security transactions and collateral on open derivative positions, which collectively reflect a liability of $61.3 million at December 31, 2013, compared to an asset of $90.9 million at December 31, 2012.
[3] The total fair value of the portfolio included $1.8 billion and $1.4 billion at December 31, 2013 and 2012, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
Our other short-term investments include commercial paper, reverse repurchase transactions, and other investments that are expected to mature within one year. At December 31, 2013 and 2012, we had $6.3 million and $21.9 million, respectively, in treasury bills issued by the Australian government, included in other short-term investments. We had $200.0 million and $581.0 million of open reverse repurchase commitments at December 31, 2013 and 2012, respectively. At these dates, we did not hold any repurchase transactions where we lent collateral. To the extent our repurchase transactions were with the same counterparty and subject to an enforceable master netting arrangement, we could elect to offset these transactions. Consistent with past practice, we report these transactions on a gross basis on our balance sheets.

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2013	2012
Fixed maturities:
Corporate debt securities	$164.2	$176.1
Other asset-backed securities	14.8	16.4
Total fixed maturities	179.0	192.5
Equity securities:
Nonredeemable preferred stocks	60.3	52.8
Total hybrid securities	$239.3	$245.3

Certain corporate debt securities are accounted for as hybrid securities since they were acquired at a substantial premium and contain a change-in-control put option (derivative) that permits the investor, at its sole option if and when a change in control is triggered, to put the security back to the issuer at a 1% premium to par. Due to this change-in-control put option and the substantial market premium paid to acquire these securities, there is the potential that the election to put, upon the change in control, could result in an acceleration of the remaining premium paid on these securities, which would result in a loss of $11.1 million as of December 31, 2013, if all of the bonds experienced a simultaneous change in control and we elected to exercise all of our put options. The put feature limits the potential loss in value that could be experienced in the event a corporate action occurs that results in a change in control that materially diminishes the credit quality of the issuer. We are under no obligation to exercise the put option we hold if a change in control occurs.
The other asset-backed security in the table above represents one hybrid security that was acquired at a deep discount to par due to a failing auction, and contains a put option that allows the investor to put that security back to the auction at par if the auction is restored. This embedded derivative has the potential to more than double our initial investment yield.
The hybrid securities in our nonredeemable preferred stock portfolio are perpetual preferred stocks that have call features with fixed-rate coupons, whereby the change in value of the call features is a component of the overall change in value of the preferred stocks.
Our securities are reported at fair value, with the changes in fair value of these securities (other than hybrid securities and derivative instruments) reported as a component of accumulated other comprehensive income, net of deferred income taxes. The changes in fair value of the hybrid securities and derivative instruments are recorded as a component of net realized gains (losses) on securities.
At December 31, 2013, bonds and certificates of deposit in the principal amount of $153.2 million were on deposit to meet state insurance regulatory and/or rating agency requirements. We did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2013 or 2012. At December 31, 2013, we did not have any debt securities that were non-income producing during the preceding 12 months.
Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2013, was:

(millions)	Cost	Fair Value
Less than one year	$1,829.3	$1,857.6
One to five years	8,554.8	8,693.6
Five to ten years	2,860.5	2,812.1
Ten years or greater	102.6	109.0
Total[1]	$13,347.2	$13,472.3

[1] Excludes $68.1 million related to our open interest rate swap positions.
Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities which do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses  As of December 31, 2013, we had $123.6 million of gross unrealized losses in our fixed-income securities (i.e., fixed-maturity securities, nonredeemable preferred stocks, and short-term investments) and $2.4 million in our common equities. We currently do not intend to sell the fixed-income securities and determined that it is more likely than not that we will not be required to sell these securities for the period of time necessary to recover their cost bases. A review of our fixed-income securities indicated that the issuers were current with respect to their interest obligations and that there was no evidence of any deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity. In addition, 89% of our common stock portfolio was indexed to the Russell 1000; as such, this portfolio may contain securities in a loss position for an extended period of time, subject to possible write-downs, as described below. We may retain these securities as long as the portfolio and index correlation remain similar. To the extent there is issuer-specific deterioration, we may write-down the securities of that issuer. The remaining 11% of our common stocks are part of a managed equity strategy selected and administered by external investment advisors. If our strategy were to change and these securities were determined to be other-than-temporarily impaired, we would recognize a write-down in accordance with our stated policy.
The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2013
Fixed maturities:
U.S. government obligations	29	$1,444.3	$(16.6)	28	$1,434.6	$(16.3)	1	$9.7	$(.3)
State and local government obligations	141	844.2	(18.4)	119	759.3	(17.1)	22	84.9	(1.3)
Corporate debt securities	51	997.6	(20.4)	45	831.1	(17.8)	6	166.5	(2.6)
Residential mortgage-backed securities	66	763.5	(14.1)	45	597.6	(7.9)	21	165.9	(6.2)
Commercial mortgage-backed securities	76	1,061.9	(37.8)	60	809.2	(19.7)	16	252.7	(18.1)
Other asset-backed securities	25	287.2	(2.1)	22	233.3	(1.8)	3	53.9	(.3)
Redeemable preferred stocks	4	122.7	(9.7)	0	0	0	4	122.7	(9.7)
Total fixed maturities	392	5,521.4	(119.1)	319	4,665.1	(80.6)	73	856.3	(38.5)
Equity securities:
Nonredeemable preferred stocks	7	142.3	(4.5)	7	142.3	(4.5)	0	0	0
Common equities	24	59.7	(2.4)	20	58.5	(2.4)	4	1.2	0
Total equity securities	31	202.0	(6.9)	27	200.8	(6.9)	4	1.2	0
Total portfolio	423	$5,723.4	$(126.0)	346	$4,865.9	$(87.5)	77	$857.5	$(38.5)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2012
Fixed maturities:
U.S. government obligations	0	$0	$0	0	$0	$0	0	$0	$0
State and local government obligations	44	162.8	(.6)	37	123.1	(.5)	7	39.7	(.1)
Corporate debt securities	8	128.2	(1.0)	8	128.2	(1.0)	0	0	0
Residential mortgage-backed securities	28	149.2	(9.2)	5	40.2	(.6)	23	109.0	(8.6)
Commercial mortgage-backed securities	10	7.1	(.1)	5	2.1	0	5	5.0	(.1)
Other asset-backed securities	4	25.0	(.1)	3	20.8	0	1	4.2	(.1)
Redeemable preferred stocks	5	155.7	(12.7)	1	24.9	0	4	130.8	(12.7)
Total fixed maturities	99	628.0	(23.7)	59	339.3	(2.1)	40	288.7	(21.6)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0	0	0	0
Common equities	97	118.2	(10.3)	80	100.7	(8.2)	17	17.5	(2.1)
Total equity securities	97	118.2	(10.3)	80	100.7	(8.2)	17	17.5	(2.1)
Total portfolio	196	$746.2	$(34.0)	139	$440.0	$(10.3)	57	$306.2	$(23.7)

The increase in the number of our fixed-maturity securities with unrealized losses is the result of the decline in prices associated with the general rise in interest rates. The amount of securities in an unrealized loss position for greater than 12 months decreased in our common equity portfolio, which was the result of significant increases in the equity market values in 2013 and losses recognized in net income as a result of our other-than-temporary impairment review process. We had no material decreases in valuation as a result of credit rating downgrades on our fixed-maturity securities during 2013. Unrealized losses on our nonredeemable preferred stocks related to seven issues with unrealized losses, averaging approximately 3% of our total cost of those securities. A review of these securities concluded that the unrealized losses are market-related adjustments to the values, which were determined not to be other-than-temporary, and we continue to expect to recover our initial investments on these securities. All of the securities in an unrealized loss position at December 31, 2013 in the table above are current with respect to required principal and interest payments.

Other-Than-Temporary Impairment (OTTI)  The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2013	2012
Fixed maturities:
Residential mortgage-backed securities	$(44.1)	$(44.2)
Commercial mortgage-backed securities	(.9)	(.9)
Total fixed maturities	$(45.0)	$(45.1)

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2013, 2012, and 2011, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Balance at December 31, 2012	$27.1	$.6	$0	$27.7
Credit losses for which an OTTI was previously recognized	.1	0	0.1
Credit losses for which an OTTI was not previously recognized	0	0	0	0
Reductions for securities sold/matured	0	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	(7.8)	(.2)	0	(8.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(.2)	0	0	(.2)
Balance at December 31, 2013	$19.2	$.4	$0	$19.6

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Balance at December 31, 2011	$34.5	$1.3	$0	$35.8
Credit losses for which an OTTI was previously recognized	.1	0	0.1
Credit losses for which an OTTI was not previously recognized	.3	0	0.3
Reductions for securities sold/matured	0	(.2)	0	(.2)
Change in recoveries of future cash flows expected to be collected[1,2]	(3.8)	(.2)	0	(4.0)
Reductions for previously recognized credit impairments written-down to fair value[3]	(4.0)	(.3)	0	(4.3)
Balance at December 31, 2012	$27.1	$.6	$0	$27.7

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Balance at December 31, 2010	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Reductions for securities sold/matured	0	0	0	0
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written-down to fair value[3]	(1.1)	(.4)	0	(1.5)
Balance at December 31, 2011	$34.5	$1.3	$0	$35.8

[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2] Includes $2.6 million, $1.4 million, and $2.0 million at December 31, 2013, 2012, and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.
[3] Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).
Although we determined that it is more likely than not that we will not be required to sell the securities prior to the recovery of their respective cost bases (which could be maturity), we are required to measure the amount of credit losses on the securities that were determined to be other-than-temporarily impaired. In that process, we considered a number of factors and inputs related to the individual securities. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included: current performance indicators on the underlying assets (e.g., delinquency rates, foreclosure rates, and default rates); credit support (via current levels of subordination); historical credit ratings; and updated cash flow expectations based upon these performance indicators. In order to determine the amount of credit loss, if any, the net present value of the cash flows expected (i.e., expected recovery value) was calculated using the current book yield for each security, and was compared to its current amortized value. In the event that the net present value was below the amortized value, a credit loss was deemed to exist, and the security was written down.

Net Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2013	2012	2011
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$8.5	$20.2	$59.1
State and local government obligations	7.7	15.0	3.5
Corporate and other debt securities	47.7	58.1	23.0
Residential mortgage-backed securities	3.0	1.2	2.0
Commercial mortgage-backed securities	10.0	19.3	.3
Other asset-backed securities	0.9		2.1
Redeemable preferred stocks	0.7		4.6
Total fixed maturities	76.9	115.4	94.6
Equity securities:
Nonredeemable preferred stocks	126.3	78.2	148.9
Common equities	68.6	167.0	11.6
Subtotal gross realized gains on security sales	271.8	360.6	255.1
Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(3.7)	(1.9)	(9.3)
Corporate and other debt securities	(6.2)	(.6)	(3.5)
Commercial mortgage-backed securities	(1.8)	0	0
Redeemable preferred stocks	(.1)	(.4)	(2.2)
Total fixed maturities	(11.8)	(2.9)	(15.0)
Equity securities:
Nonredeemable preferred stocks	(.1)	(1.1)	0
Common equities	(.6)	(27.1)	(36.5)
Subtotal gross realized losses on security sales	(12.5)	(31.1)	(51.5)
Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	4.8	18.3	49.8
State and local government obligations	7.7	15.0	3.5
Corporate and other debt securities	41.5	57.5	19.5
Residential mortgage-backed securities	3.0	1.2	2.0
Commercial mortgage-backed securities	8.2	19.3	.3
Other asset-backed securities	0.9		2.1
Redeemable preferred stocks	(.1)	.3	2.4
Total fixed maturities	65.1	112.5	79.6
Equity securities:
Nonredeemable preferred stocks	126.2	77.1	148.9
Common equities	68.0	139.9	(24.9)
Subtotal net realized gains (losses) on security sales	259.3	329.5	203.6
Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(.6)	(1.6)	(3.3)
Commercial mortgage-backed securities	0	(.1)	(.6)
Total fixed maturities	(.6)	(1.7)	(3.9)
Equity securities:
Common equities	(5.5)	(1.8)	(.2)
Subtotal other-than-temporary impairment losses	(6.1)	(3.5)	(4.1)
Other gains (losses)
Hybrid securities	6.4	14.3	1.7
Derivative instruments	56.6	(43.1)	(98.9)
Litigation settlements	2.2	9.6	.3
Subtotal other gains (losses)	65.2	(19.2)	(96.9)
Total net realized gains (losses) on securities	$318.4	$306.8	$102.6

Gross realized gains and losses were the result of sales transactions in our fixed-income portfolio, related to movements in credit spreads and interest rates, rebalancing of our equity-indexed portfolio, and tax management strategies. In addition, gains and losses reflect recoveries from litigation settlements and holding period valuation changes on hybrids and derivatives. Also included are write-downs for securities determined to be other-than-temporarily impaired in our fixed-maturity and/or equity portfolios.
Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2013	2012	2011
Fixed maturities:
U.S. government obligations	$50.2	$49.8	$58.0
State and local government obligations	48.0	51.1	60.0
Foreign government obligations	.2	0	0
Corporate debt securities	98.8	107.5	106.7
Residential mortgage-backed securities	28.1	16.1	18.6
Commercial mortgage-backed securities	74.8	82.2	83.4
Other asset-backed securities	16.7	20.3	24.5
Redeemable preferred stocks	21.2	24.2	33.0
Total fixed maturities	338.0	351.2	384.2
Equity securities:
Nonredeemable preferred stocks	36.2	43.8	57.7
Common equities	45.8	44.9	35.7
Short-term investments:
Other short-term investments	2.0	3.1	2.4
Investment income	422.0	443.0	480.0
Investment expenses	(18.8)	(15.4)	(13.5)
Net investment income	$403.2	$427.6	$466.5

Trading Securities  At December 31, 2013 and 2012, we did not hold any trading securities and we did not have any net realized gains (losses) on trading securities for the years ended December 31, 2013, 2012, and 2011.
Derivative Instruments  For all derivative positions discussed below, realized holding period gains and losses are netted with any upfront cash that may be exchanged under the contract to determine if the net position should be classified either as an asset or liability. To be reported as a net derivative asset and a component of the available-for-sale portfolio, the inception-to-date realized gain on the derivative position at period end would have to exceed any upfront cash received. On the other hand, a net derivative liability would include any inception-to-date realized loss plus the amount of upfront cash received (or netted, if upfront cash was paid) and would be reported as a component of other liabilities. These net derivative assets/liabilities are not separately disclosed on the balance sheet due to their immaterial effect on our financial condition, cash flows, and results of operations.

The following table shows the status of our derivative instruments at December 31, 2013 and 2012, and for the years ended December 31, 2013, 2012, and 2011; amounts are on a pretax basis:

(millions)					Balance Sheet[2]			Comprehensive Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
								Years ended
	December 31,					December 31,		December 31,
Derivatives designated as:	2013	2012	2011	Purpose	Classification	2013	2012	2013	2012	2011
Hedging instruments
Closed:
Ineffective cash flow hedge	$54	$31	$15	Manage interest rate risk	NA	$0	$0	$.8	$.6	$.3
Non-hedging instruments
Assets:
Interest rate swaps	750	0	0	Manage portfolio duration	Investments - fixed maturities	68.1	0	59.8	0	0
Corporate credit default swaps	0	0	25	Manage credit risk	Investments - fixed maturities	0	0	0	0	(.2)
Liabilities:
Interest rate swaps	0	1,263	1,263	Manage portfolio duration	Other liabilities	0	(95.5)	0	(42.7)	(74.0)
Closed:
Interest rate swaps	1,263	0	350	Manage portfolio duration	NA	0	0	(4.0)	0	(25.5)
Corporate credit default swaps	0	25	10	Manage credit risk	NA	0	0	0	(1.0)	.5
Total	NA	NA	NA			$68.1	$(95.5)	$56.6	$(43.1)	$(98.9)

[1] The amounts represent the value held at year end for open positions and the maximum amount held during the year for closed positions.
2 To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.
NA = Not Applicable
CASH FLOW HEDGES
During the years ended December 31, 2013, 2012, and 2011, we repurchased, in the open market, $54.1 million, $30.9 million, and $15.0 million, respectively, in aggregate principal amount of our 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”). For the portion of the 6.70% Debentures we purchased, we reclassified $0.8 million, $0.6 million, and $0.3 million, in the respective years, on a pretax basis, of the unrealized gain on forecasted transactions from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement.
In anticipation of issuing the 6.70% Debentures in 2007, we entered into a forecasted debt issuance hedge (cash flow hedge) against a possible rise in interest rates. Upon issuance of the 6.70% Debentures, the hedge was closed, and we recognized a pretax gain of $34.4 million, which was recorded as part of accumulated other comprehensive income. The $34.4 million gain, less the $0.8 million, $0.6 million, and $0.3 million reclassifications mentioned above, was deferred and is being recognized as a decrease to interest expense over the 10-year fixed interest rate term of the 6.70% Debentures.
During 2011, we issued $500 million of 3.75% Senior Notes due 2021 (the “3.75% Senior Notes”) and entered into a forecasted debt issuance hedge (cash flow hedge) against a possible rise in interest rates (see Note 4 - Debt for further information). Upon issuance of the 3.75% Senior Notes in August 2011, the hedge was closed and we recognized, as part of accumulated other comprehensive income, a pretax unrealized loss of $5.1 million. The $5.1 million loss was deferred and is being recognized as an increase to interest expense over the life of the 3.75% Senior Notes.

During both 2013 and 2012, we recognized $2.1 million as a net decrease to interest expense on these closed debt issuance cash flow hedges, compared to $2.6 million during 2011.
INTEREST RATE SWAPS
At December 31, 2013, 2012, and 2011, we invested in interest rate swap positions primarily to manage the fixed-income portfolio duration. During 2013, we opened three 10-year interest rate swap positions with a total notional value of $750 million. In each case, we are paying a fixed rate and receiving a variable rate, effectively shortening the duration of our fixed-income portfolio. As of December 31, 2013, we recognized a fair value gain of $68.1 million, on the balance sheet, reflecting rising interest rates since the positions were opened.

During 2013, we closed three interest rate swap positions with a total notional value of $1,263 million. The closed positions included a 9-year interest rate swap position (opened in 2009 and partially closed in 2011) and two 5-year interest rate swap positions (opened in 2011); in each case, we were paying a fixed rate and receiving a variable rate, effectively shortening the duration of our fixed-income portfolio. We recognized a fair value loss of $95.5 million on the closed positions as of December 31, 2012, which resulted from an overall decline in interest rates from the inception of the trades.

As of December 31, 2013, the balance of the cash collateral that we had received from the applicable counterparty on these positions was $62.7 million. As of December 31, 2012 and 2011, the balance of the cash collateral that we had delivered to the applicable counterparty on these positions was $105.0 million and $81.7 million, respectively.
CORPORATE CREDIT DEFAULT SWAPS
Financial Services Sector – We held no credit default swaps in this sector during 2013. During 2012, we closed one position that was opened during 2008, on a corporate issuer within the financial services sector for which we bought credit default protection in the form of a credit default swap for a 5-year time horizon. We held this protection to reduce some of our exposure to additional valuation declines on a preferred stock position of the same issuer. As of December 31, 2011, the balance of the cash collateral that we had received from the counterparty on the then open position was $0.7 million.
Automotive Sector – We held no credit default swaps in this sector during 2013 or 2012. During 2011, we closed one position where we sold credit protection in the form of a corporate credit default swap on one issuer in the automotive sector for a 5-year time horizon; the position was opened during 2010. We would have been required to cover a $10 million notional value if a credit event had been triggered, including failure to pay or bankruptcy by the issuer. We acquired an equal par value amount of U.S. Treasury Notes with a similar maturity to cover the credit default swap’s notional exposure.